Revenues (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The disaggregation of the Company’s revenue was as follows:

	2024	2023
	$	$

Subscription revenue	322,000	298,763
Transaction-based revenue	545,470	399,552
Hardware and other revenue	41,800	32,191

Total revenues	909,270	730,506
Commission assets

	2024	2023
	$	$

Balance - Beginning of fiscal year	27,307	18,563
Additions	21,291	20,998
Amortization (within sales and marketing expenses)	(15,628)	(12,254)

Balance - End of fiscal year	32,970	27,307
Contract assets

	2024	2023
	$	$

Balance - Beginning of fiscal year	19,536	9,730
Additions	20,562	13,930
Amortization (within subscription and transaction-based revenue)	(7,891)	(4,124)

Balance - End of fiscal year	32,207	19,536